Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
13
- Income Taxes

The components of income tax expense for the years ended
December

31,
2016
and
2015
are as follows (in thousands):

	2016	2015
Federal:
Current	$888	$731
Deferred	(185)	(38)
Total federal	703	693
State, current	33	30
Total	$736	$723

The following table represents reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of
34%
to income before taxes for the years ended
December

31,
2016
and
2015
is as follows (in thousands):

	2016	2015
Federal income tax at statutory rate	$759	$677
State tax, net of federal benefit	22	20
Stock compensation expense	(21)	49
Other	(24)	(23)
Total	$736	$723

The components of the net deferred tax asset at
December

31,
2016
and
2015
are as follows (in thousands):

	2016	2015
Deferred tax assets:
Allowance for loan losses	$546	$446
Stock-based compensation	25	35
Interest on non-accrual loans	6	2
Unrealized loss on investment securities available for sale	19	6
Deferred loan fees	235	176
Organization cost	2	2
Total deferred tax assets	833	667

Deferred tax liabilities:
Bank premises and equipment	(103)	(138)
Intangible	(3)	--
Total deferred tax liabilities	(106)	(138)

Net Deferred Tax Asset	$727	$529

The net deferred tax asset at
December
31,
2016
and
2015
of
$727,000
and
$529,000,
respectively, is included in other assets.
No
valuation allowance was established at
December
31,
2016
and
2015,
in view of the Company's ability to carry back taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company's earnings potential.